Drilling units (Tables)	12 Months Ended
Dec. 31, 2014
Drilling units [Abstract]
Drilling units

(In US$ millions)	December 31, 2014	December 31, 2013
Cost	19,101	19,967
Accumulated depreciation	(2,991)	(2,774)
Re-classified as assets held for sale	(965)	—
Net book value	15,145	17,193